Trade Receivables (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade Receivables
Allowances for doubtful accounts	€ 43	€ 0
Trade receivables
Finance leases for PDT-lamps	€ 178	€ 187